SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.1%
	Alamogordo Municipal School District No. 1 (State Aid Withholding) GO, 5.00% due 8/1/2032	$ 290,000	$ 324,853
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan & Joint Water & Sewer System Improvements), 5.00% due 7/1/2032	2,000,000	2,001,270
	Albuquerque Municipal School District No. 12 (Bernalillo & Sandoval Counties School Facilities) (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2031	1,000,000	1,010,639
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	5.00% due 8/1/2033	250,000	262,756
	Series 2017, 5.00% due 8/1/2028	600,000	607,596
	Series A, 5.00% due 8/1/2032 - 8/1/2040	1,800,000	1,982,510
	Antonio B Won Pat International Airport Authority AMT,
	Series A,
	5.00% due 10/1/2034	100,000	108,271
	5.25% due 10/1/2039	100,000	106,533
	City of Albuquerque (City Infrastructure Improvements) GRT, Series A, 5.00% due 7/1/2033 - 7/1/2034	2,300,000	2,302,457
	City of Albuquerque GO, Series A, 5.00% due 7/1/2039	1,000,000	1,114,474
	City of Albuquerque GRT,
	5.00% due 7/1/2038	125,000	140,706
	Series B, 5.00% due 7/1/2040	500,000	551,144
	Series C, 4.00% due 7/1/2032	1,215,000	1,220,659
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030 - 7/1/2036	340,000	370,443
	City of Albuquerque Transportation Infrastructure GRT, 4.00% due 7/1/2031	800,000	824,385
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series C, 3.875% due 6/1/2040 (put 6/1/2029)	2,000,000	2,030,600
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,130,000	2,153,875
	City of Las Cruces (Joint Utility System), 4.00% due 6/1/2028	475,000	477,238
	City of Rio Rancho GRT, 5.00% due 6/1/2041 - 6/1/2045	2,065,000	2,208,513
	City of Roswell (Joint Water & Sewer Improvement) (BAM), 5.00% due 6/1/2035 - 6/1/2036	1,220,000	1,227,043
	City of Roswell GRT, 4.00% due 8/1/2030	200,000	203,283
	City of Santa Fe (Public Facilities) GRT, Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	1,956,216
	City of Santa Fe GO, 5.00% due 8/1/2037	880,000	1,012,421
	County of Bernalillo (Government Services) (NPFG) GRT, Series B, 5.70% due 4/1/2027	290,000	301,156
	County of Bernalillo (Government Services) GRT,
	5.25% due 4/1/2027	125,000	126,150
	Series B, 5.70% due 4/1/2027	1,070,000	1,111,161
	County of McKinley (BAM) GRT, 4.00% due 6/1/2043	750,000	725,360
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,649,179
	County of Santa Fe (County Correctional System) (AG), 6.00% due 2/1/2027	410,000	417,207
[a]	County of Santa Fe (Cresta Ranch Apartments LLP), 3.29% due 12/10/2049 (put 6/1/2028)	500,000	503,144
	County of Santa Fe GO, 4.25% due 7/1/2038	1,065,000	1,107,689
	Fiesta Public Improvement District (Improvement Area 1) (BAM), 4.50% due 10/1/2045	420,000	420,291
	Guam Government Waterworks Authority, 5.00% due 1/1/2046	1,010,000	1,010,805
	Guam Government Waterworks Authority (Water & Wastewater System), Series A, 5.50% due 7/1/2045	500,000	535,324
	Guam Power Authority, Series A, 5.00% due 10/1/2042	1,750,000	1,802,090
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026	730,000	739,824
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2026 - 9/15/2027	650,000	666,917
	Inspiration Public Improvement District (BAM), 4.00% due 10/1/2044	350,000	321,135
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO, 5.00% due 9/15/2032 - 9/15/2033 (pre-refunded 9/15/2029)	2,185,000	2,382,786
	Los Diamantes Public Improvement District (BAM), 4.00% due 10/1/2044	500,000	477,139
	Loving Municipal School District No. 10 (State Aid Withholding) GO, 5.00% due 9/15/2027	1,085,000	1,123,664
	New Mexico Finance Authority, Series D, 5.00% due 6/1/2040	845,000	895,731
	New Mexico Finance Authority (Public Project Revolving Fund),
	Series B,
	4.00% due 6/1/2029 - 6/1/2030	2,425,000	2,427,260
	5.00% due 6/1/2043	1,000,000	1,075,085
	Series C, 5.00% due 6/1/2032 - 12/15/2045	880,000	922,057
	Series D, 4.00% due 6/1/2033 - 6/1/2034	5,245,000	5,267,508
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,000,000	1,010,957
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A,
	4.00% due 8/1/2036 - 8/1/2037	3,965,000	3,979,443
	5.00% due 8/1/2037 - 8/1/2039	1,770,000	1,863,149
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AG), 4.00% due 12/1/2040	700,000	701,105
	New Mexico Mortgage Finance Authority, Series A-1, 3.20% due 9/1/2031	460,000	459,392
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A Class I,

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	4.50% due 9/1/2044	$ 220,000	$ 224,666
	4.55% due 9/1/2045	660,000	659,718
	Series A, 4.25% due 9/1/2043	995,000	1,019,032
	Series B, 4.55% due 9/1/2043	1,485,000	1,528,524
	Series C,
	4.55% due 9/1/2043	1,235,000	1,272,858
	4.60% due 9/1/2044	1,465,000	1,501,147
	4.95% due 9/1/2045	1,455,000	1,495,411
	Series E, 5.05% due 9/1/2045	1,000,000	1,037,092
	Series F, 2.85% due 7/1/2039	775,000	665,689
[a]	New Mexico Mortgage Finance Authority (JLG ABQ 2023 LLLP) (HUD), 2.97% due 2/1/2042 (put 3/1/2026)	350,000	349,819
[a]	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada), 5.00% due 6/1/2054 (put 11/1/2030)	2,765,000	2,950,888
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	2,780,000	2,840,094
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2026 - 8/1/2031	770,000	795,521
	State of New Mexico GO, 5.00% due 3/1/2035	1,000,000	1,084,108
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2028	465,000	493,172
	Series A, 5.00% due 7/1/2029	500,000	541,722
	State of New Mexico Severance Tax Permanent Fund (State of New Mexico), Series A, 5.00% due 7/1/2035	1,000,000	1,085,187
	Territory of Guam, Series G, 5.25% due 1/1/2040	350,000	382,773
	Town of Silver City (BAM) GRT, 5.00% due 6/1/2037	610,000	647,861
	University of New Mexico, Series A, 4.00% due 6/1/2032	385,000	386,545
	University of New Mexico (AG), 4.375% due 6/1/2043	1,005,000	1,021,655
	Village of Los Ranchos de Albuquerque (Albuquerque Academy),
	4.00% due 9/1/2040	2,700,000	2,650,976
	5.00% due 9/1/2031	300,000	326,885
	Volterra Public Improvement District (BAM), 4.00% due 10/1/2043	1,000,000	969,410
	TOTAL LONG-TERM MUNICIPAL BONDS — 96.1% (Cost $83,872,060)		85,151,346
	SHORT-TERM INVESTMENTS — 2.0%
	MUTUAL FUND — 2.0%
[b]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.70%	1,775,905	1,775,905
	TOTAL MUTUAL FUND — 2.0% (Cost $1,775,905)		1,775,905
	TOTAL SHORT-TERM INVESTMENTS — 2.0% (Cost $1,775,905)		1,775,905
	Total Investments — 98.1% (Cost $85,647,965)		$86,927,251
	Other Assets Less Liabilities — 1.9%		1,727,836
	Net Assets — 100.0%		$88,655,087

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
b	Rate represents the money market fund annualized seven-day yield at December 31, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HUD	Insured by Housing and Urban Development
NMFA	New Mexico Finance Authority
NPFG	Insured by National Public Finance Guarantee Corp.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.